OREO (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) property	Dec. 31, 2017 USD ($)
Real Estate [Abstract]
Decrease in real estate owned	$ 2,100,000
Number of real estate properties owned | property	8
Real estate, not qualify for sales treatment	$ 1,500,000
Sales of OREO, net	(2,847,000)	$ (1,977,000)
Gains (losses) on sales of real estate	209,000	160,000
Write down of real estate carrying values	(899,000)	(1,600,000)
OREO expense, net of related income	611,000	625,000
Other Real Estate [Roll Forward]
Balance at beginning of period	7,248,000	10,528,000
Real estate acquired in settlement of loans	1,622,000	279,000
Sales of OREO, net	(2,847,000)	(1,977,000)
Valuation adjustments	(899,000)	(1,582,000)
Balance at end of period	$ 5,124,000	$ 7,248,000